Eaton Vance
California Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 141.3%
Security	Principal Amount (000's omitted)	Value
Education — 11.1%
California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/55(1)	$7,500	$ 7,723,800
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,150	1,839,490
California Infrastructure and Economic Development Bank, (UCSF Clinical and Life Sciences Building), 5.25%, 5/15/59	4,500	4,689,775
California Municipal Finance Authority, (Westside Neighbourhood School), 5.90%, 6/15/44(2)	1,030	1,068,525
University of California, 5.00%, 5/15/53(1)	10,000	10,277,100
		$ 25,598,690
General Obligations — 65.2%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,653,941
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54(1)	10,180	9,382,906
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,148,203
Antelope Valley Community College District, CA, (Election of 2016):
0.00%, 8/1/45	1,710	642,648
0.00%, 8/1/46	1,800	637,478
0.00%, 8/1/48	2,900	923,869
0.00%, 8/1/49	3,660	1,109,614
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/52	4,250	4,443,037
California:
4.75%, 12/1/42	3,000	3,043,717
5.00%, 9/1/52	10,000	10,288,273
5.25%, 9/1/53(1)	10,000	10,502,900
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49	1,730	1,566,661
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	2,000	1,783,826
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/54	5	5,185
5.00%, 8/1/54(1)	5,625	5,832,675
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,303,157
4.125%, 8/1/47	1,000	921,087
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	325	322,091
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jefferson Elementary School District, CA, (Election of 2022): (continued)
5.00%, 9/1/49	$1,440	$ 1,505,287
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,614,092
Manteca Unified School District, CA, (Election of 2020):
5.25%, 8/1/53	5	5,208
5.25%, 8/1/53(1)	7,425	7,734,103
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	7,200	6,348,203
Rio Hondo Community College District, CA, (Election of 2024), 5.25%, 8/1/55(1)	5,625	5,917,050
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50(1)	7,500	6,755,025
Roseville Joint Union High School District, CA, (Election of 2007), 4.625%, 8/1/53(3)	3,365	3,291,762
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,600	1,493,521
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(1)	10,000	10,459,000
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(1)	10,000	10,441,200
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	7,330	6,927,620
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	3,400	3,582,567
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	2,760	2,664,936
Santa Monica-Malibu Unified School District, CA, (Election of 2024), 4.25%, 8/1/52	2,250	2,117,550
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	901,019
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	2,625	2,422,805
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,160,845
Ventura Unified School District, CA, (Election of 2022), 5.25%, 8/1/55(1)	8,800	9,200,224
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	2,847,623
		$ 149,900,908
Hospital — 5.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,064,013

Eaton Vance
California Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	$4,440	$ 3,824,790
		$ 12,888,803
Housing — 4.0%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 352,419
Social Bonds, 5.25%, 8/15/53	900	918,526
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	1,465	1,439,593
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,571,959
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.35%, 12/1/49	2,250	1,979,612
		$ 9,262,109
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,678,444
		$ 3,678,444
Insured - General Obligations — 17.6%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,167,886
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	500	361,052
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	755,524
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	675	497,671
Duarte Unified School District, CA, (Election of 2020), (AG), 4.25%, 8/1/48	3,480	3,344,967
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,616,107
(BAM), 5.50%, 8/1/53	1,500	1,606,267
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	938,633
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,840,644
Lancaster School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/55	60	61,818
(BAM), 5.00%, 8/1/55(1)	12,300	12,672,690
McFarland Unified School District, CA, (Election of 2020), (BAM), 4.50%, 11/1/52	3,135	3,144,500
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	$2,000	$ 1,810,980
Pittsburg Unified School District, CA, (Election of 2018), (AG), 4.25%, 8/1/49	275	259,715
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/49	3,000	3,089,972
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/53	5,000	5,345,162
		$ 40,513,588
Insured - Hospital — 4.2%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$4,220	$ 4,215,286
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	5,925	5,458,446
		$ 9,673,732
Insured - Special Tax Revenue — 1.8%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AG), 5.00%, 8/1/43	$2,145	$ 2,242,618
(AG), 5.25%, 8/1/53	1,815	1,881,859
		$ 4,124,477
Insured - Transportation — 2.1%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/51	$8,065	$ 2,207,443
Long Beach, CA, (Long Beach Airport), (AG), (AMT), 5.25%, 6/1/47	340	343,569
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	1,120	1,066,109
Santa Cruz, CA, Parking Revenue, (BAM), 4.50%, 4/1/45	1,200	1,183,177
		$ 4,800,298
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,700	$ 1,596,521
		$ 1,596,521
Other Revenue — 2.6%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,044,874
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,000	3,101,203

Eaton Vance
California Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue: (continued)
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	$1,660	$ 1,759,959
		$ 5,906,036
Senior Living/Life Care — 2.7%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$3,105	$ 2,530,328
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,725	1,683,087
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(2)	485	428,839
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	1,545	1,492,907
		$ 6,135,161
Special Tax Revenue — 1.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$3,645	$ 3,432,109
		$ 3,432,109
Transportation — 12.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$2,375	$ 2,123,546
(LOC: Bank of America, N.A.), 2.95%, 4/1/59(4)	1,900	1,900,000
(LOC: Barclays Bank PLC), 2.75%, 4/1/55(4)	1,000	1,000,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(1)	10,000	10,012,900
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	3,749,217
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,227,900
		$ 29,013,563
Water and Sewer — 8.0%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(1)	$12,000	$ 12,494,280
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	1,860	1,639,769
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,146,277
South Tahoe Public Utility District, CA Water Revenue, 5.00%, 8/1/54	3,000	3,090,598
		$ 18,370,924
Total Tax-Exempt Municipal Obligations (identified cost $333,753,657)		$ 324,895,363

Taxable Municipal Obligations — 5.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,100	$ 992,974
		$ 992,974
General Obligations — 1.6%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 677,748
2.951%, 8/1/51	1,400	898,922
Robla School District, CA, 2.602%, 8/1/40	615	453,318
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,588,033
		$ 3,618,021
Housing — 0.7%
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	$1,000	$ 1,005,111
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	970	739,354
		$ 1,744,465
Insured - General Obligations — 1.9%
Palmdale School District, CA, (AG), 2.948%, 8/1/47	$5,000	$ 3,426,310
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	857,378
		$ 4,283,688
Other Revenue — 1.3%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 776,666
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	683,922
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,565,199
		$ 3,025,787
Total Taxable Municipal Obligations (identified cost $18,230,139)		$ 13,664,935
Total Investments — 147.2% (identified cost $351,983,796)		$ 338,560,298
Other Assets, Less Liabilities — (47.2)%		$(108,551,697)
Net Assets — 100.0%		$ 230,008,601

Eaton Vance
California Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,490,338 or 1.1% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$324,895,363	$ —	$324,895,363
Taxable Municipal Obligations	—	13,664,935	—	13,664,935
Total Investments	$ —	$338,560,298	$ —	$338,560,298
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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